Shareholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants, outstanding at opening balance	14,766,999	13,983,567
Weighted Average Exercise Price, outstanding at opening balance
Warrants, Issued		783,432
Weighted Average Exercise Price, Issued		$ 28.5
Warrants, Exercised	(830,999)
Weighted Average Exercise Price, Exercised
Warrants, Repurchased
Weighted Average Exercise Price, Repurchased
Warrants ,outstanding at ending balance	2,068,216,840	14,766,999	13,983,567
Weighted Average Exercise Price, outstanding at ending balance		$ 0.011	$ 13.3
Warrants ,Private placement issued on June 19, 2024	484,281,240
Weighted Average Exercise Price, Private placement issued on June 19, 2024	$ 0.123
Warrants ,exercised on November 17, 2024	1,569,999,600
Weighted Average Exercise Price, Warrant exercised on November 17, 2024	$ 0.01